Annual Total Returns (Bar Chart) (Invesco Moderate Allocation Fund, Class Institutional, Invesco Moderate Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderate Allocation Fund | Class Institutional, Invesco Moderate Allocation Fund
Annual Total Returns
'05	7.76%
'06	11.96%
'07	7.49%
'08	(30.92%)
'09	27.21%
'10	12.28%